N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 29, 2016

Item 1. REPORTS TO STOCKHOLDERS.

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INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Maine Municipal Fund

New Hampshire Municipal Fund

Annual Report

July 29, 2016

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a “Fund”, and collectively the “Funds”) for the year ended July 29, 2016. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

U.S. economic activity continued to expand in the third quarter of 2015 as an increase in jobs and a steady unemployment rate indicated that labor market conditions improved once again according to the Federal Open Market Committee’s (“FOMC”) or (“Committee”) statement. Household spending also increased, likely driven by low energy prices.  Nevertheless, the FOMC did not believe conditions were appropriate to begin increasing the federal funds rate in the third quarter, citing international factors as a concern.  However, as economic activity continued to expand at a moderate pace in the fourth quarter, and given the considerable improvement in labor market conditions and confidence that inflation would rise over the medium term, the Committee decided to raise the target range for the federal funds rate to ¼ to ½ percent.  U.S. economic activity continued to expand at a moderate pace in the first quarter of 2016, despite global economic and financial developments, as noted by the FOMC statement in mid-March. Strong job gains indicated that labor market conditions continued to improve. Household spending also increased in the first quarter.  The FOMC’s statement in mid-June however, noted that the pace of improvement in the labor market had slowed while growth in economic activity continued to pick up.  Although the unemployment rate declined, job gains diminished in the second quarter.  Growth in household spending continued to strengthen and the housing sector continued to improve.  The Committee expected that economic activity would continue to expand at a moderate pace and labor market indicators would strengthen, however, global economic and financial developments continued to pose risks, as the Brexit vote took over headlines with Britain electing to leave the European Union.  Against that backdrop, the Committee decided to maintain the target range for the federal funds rate at ¼ to ½ percent in June.  Going forward, the Committee will continue to assess realized and expected economic conditions relative to its objectives of maximum employment and 2 percent inflation.  The Committee also noted that they expect that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.

Municipal Bond Market Recap

Municipal bonds bounced back in the third quarter of 2015 after a tough second quarter.  Interest rates fell throughout the yield curve over the quarter.  The falling rates were principally driven by uncertainty on the timing of when the FOMC would begin to increase the federal funds rate.  The 10-year muni/Treasury yield ratio was sitting at 98.6% at the end of the third quarter, continuing to offer a compelling value for municipal bond investors.  The relative cheapness of municipals to Treasuries would offer a buffer from volatility going into the fourth quarter.  Returns were again positive for the muni bond market in the fourth quarter, in what was a very stable quarter for municipal bonds.  Interest rates fell throughout the mid to long end of the yield curve, while rising on the short end of the curve on the back of the FOMC increasing the federal funds rate in December.  Issuance for the quarter came in at $71.642 billion nationally, a 25.3% decrease over the same quarter last year. With the notable drop off in supply and demand picking up in the quarter, the muni/Treasury ratio returned closer to its historical average, falling to 84.4% at the end of 2015.

A favorable supply/demand dynamic and investors seeking stability propelled municipal bonds to a strong start in the first seven months of 2016.  Municipal bonds continued their strong performance from 2015, posting back to back quarters of positive returns.  Demand remained strong with 43 consecutive weeks of positive fund flows into municipal bond funds as of the end of July, as issuance has come in slightly below last year through the first seven months of 2016.

Investors sought safety in municipal bonds even as municipal and treasury yields moved lower, while central banks around the world continued to try and stimulate growth by keeping short-term rates at or around zero.  Another contributing factor to the rally during the first seven months of the year was the United Kingdom’s vote to leave the European Union and the possible ripple effects around the world.  With fears of slowing worldwide economic growth, many analysts are forecasting a lower probability of rate hikes from the FOMC for the remainder of 2016.  With less likelihood of a move by the Fed, yields fell throughout the curve during the first seven months of the year. Even as municipal bonds have rallied they continue to offer investors value vs their Treasury counterparts with the 10 year muni/Treasury ratio sitting at 96.1% at the end of July, up from 84.4% at the end of 2015 and above its historical average.

Fund Performance and Outlook

We continue to follow a disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. Recent market activity and the possibility of rising rates has lead us to favor high quality, higher coupon bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve a high level of current tax-free income for shareholders. All else equal, the shorter maturity structure and higher coupons will be more defensive, mitigating some negative impact to each Fund’s share price should a rise in rates occur.

The Kansas Municipal Fund began the period at $10.87 per share and ended the period at $11.13 per share for a total return of 5.30%*. This compares to the Barclays Capital Municipal Index’s return of 6.95%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.90% and 12 years, respectively.

The Nebraska Municipal Fund began the period at $10.48 per share and ended the period at $10.82 per share for a total return of 5.94%*. This compares to the Barclays Capital Municipal Index’s return of 6.95%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.79% and 14 years, respectively.

The Oklahoma Municipal Fund began the period at $11.64 per share and ended the period at $12.10 per share for a total return of 6.47%*. This compares to the Barclays Capital Municipal Index’s return of 6.95%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.67% and 14 years, respectively.

The Maine Municipal Fund began the period at $10.99 per share and ended the period at $11.31 per share for a total return of 5.44%*. This compares to the Barclays Capital Municipal Index’s return of 6.95%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.58% and 12 years, respectively.

The New Hampshire Municipal Fund began the period at $10.76 per share and ended the period at $11.07 per share for a total return of 5.12%*. This compares to the Barclays Capital Municipal Index’s return of 6.95%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.42% and 12 years, respectively.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18%, 1.21%, 1.20%, 1.29%, and 1.68%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,752	$10,000
7/31/07	$10,306	$10,050	$10,426
7/31/08	$10,604	$10,341	$10,723
7/31/09	$11,035	$10,761	$11,271
7/30/10	$11,710	$11,420	$12,303
7/29/11	$12,064	$11,764	$12,701
7/31/12	$13,037	$12,714	$14,035
7/31/13	$12,728	$12,413	$13,726
7/31/14	$13,468	$13,134	$14,723
7/31/15	$13,876	$13,532	$15,246
7/29/16	$14,612	$14,249	$16,306

Average Annual Total Returns for the periods ended July 29, 2016

					Since Inception
	1 year	3 year	5 year	10 year	(November 15, 1990)
Without sales charge	5.30%	4.71%	3.90%	3.87%	4.33%
With sales charge (3.75%)	2.66%	3.83%	3.38%	3.60%	4.23%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,751	$10,000
7/31/07	$10,316	$10,060	$10,426
7/31/08	$10,604	$10,340	$10,723
7/31/09	$10,997	$10,723	$11,271
7/30/10	$11,617	$11,328	$12,303
7/29/11	$11,999	$11,701	$12,701
7/31/12	$12,986	$12,664	$14,035
7/31/13	$12,472	$12,162	$13,726
7/31/14	$13,363	$13,031	$14,723
7/31/15	$13,836	$13,492	$15,246
7/29/16	$14,658	$14,293	$16,306

Average Annual Total Returns for the periods ended July 29, 2016

					Since Inception
	1 year	3 year	5 year	10 year	(November 17, 1993)
Without sales charge	5.94%	5.53%	4.08%	3.90%	3.88%
With sales charge (3.75%)	3.28%	4.63%	3.56%	3.64%	3.77%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.21%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,754	$10,000
7/31/07	$10,310	$10,056	$10,426
7/31/08	$10,414	$10,157	$10,723
7/31/09	$10,860	$10,592	$11,271
7/30/10	$11,687	$11,399	$12,303
7/29/11	$12,172	$11,872	$12,701
7/31/12	$13,304	$12,976	$14,035
7/31/13	$12,832	$12,516	$13,726
7/31/14	$13,656	$13,319	$14,723
7/31/15	$14,041	$13,695	$15,246
7/29/16	$14,950	$14,581	$16,306

Average Annual Total Returns for the periods ended July 29, 2016

					Since Inception
	1 year	3 year	5 year	10 year	(September 25, 1996)
Without sales charge	6.47%	5.22%	4.20%	4.10%	4.18%
With sales charge (3.75%)	3.79%	4.33%	3.66%	3.84%	4.05%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,750	$10,000
7/31/07	$10,289	$10,032	$10,426
7/31/08	$10,642	$10,375	$10,723
7/31/09	$11,197	$10,917	$11,271
7/30/10	$11,812	$11,517	$12,303
7/29/11	$12,107	$11,804	$12,701
7/31/12	$13,171	$12,842	$14,035
7/31/13	$12,859	$12,538	$13,726
7/31/14	$13,466	$13,129	$14,723
7/31/15	$13,785	$13,440	$15,246
7/29/16	$14,536	$14,172	$16,306

Average Annual Total Returns for the periods ended July 29, 2016

					Since Inception
	1 year	3 year	5 year	10 year	(December 5, 1991)
Without sales charge	5.44%	4.17%	3.72%	3.81%	4.53%
With sales charge (3.75%)	2.82%	3.28%	3.19%	3.55%	4.42%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.29%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,753	$10,000
7/31/07	$10,302	$10,047	$10,426
7/31/08	$10,686	$10,421	$10,723
7/31/09	$11,049	$10,775	$11,271
7/30/10	$11,783	$11,491	$12,303
7/29/11	$12,094	$11,795	$12,701
7/31/12	$12,945	$12,625	$14,035
7/31/13	$12,662	$12,348	$13,726
7/31/14	$13,234	$12,907	$14,723
7/31/15	$13,558	$13,223	$15,246
7/29/16	$14,253	$13,900	$16,306

Average Annual Total Returns for the periods ended July 29, 2016

					Since Inception
	1 year	3 year	5 year	10 year	(December 31, 1992)
Without sales charge	5.12%	4.03%	3.34%	3.61%	4.17%
With sales charge (3.75%)	2.46%	3.15%	2.82%	3.35%	4.06%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.68%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2016 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2016

General Obligation	46.5%
Health Care	20.2%
Other Revenue	15.7%
Utilities	10.8%
Cash Equivalents and Other	3.2%
Education	2.3%
Transportation	1.0%
Housing	0.3%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2016

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.8%)

Education (2.3%)
#Colby KS Comnty College Cops 3.000% 05/01/38	$500,000	$469,590
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	221,428
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	288,405
Sedgwick Cnty Unified Sch 5.250% 09/01/20	345,000	378,127
Sedgwick Cnty Unified Sch 5.250% 09/01/20	15,000	16,406
		1,373,956
General Obligation (46.5%)
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/27	250,000	307,452
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/28	250,000	303,750
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/29	250,000	301,105
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/30	250,000	300,490
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/31	500,000	598,525
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	613,726
Butler Cnty KS USD #402 4.000% 09/01/30	250,000	289,910
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	544,180
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	109,503
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	535,942
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	367,932
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	111,379
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	293,757
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	273,957
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	422,947
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	281,332
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	501,410
*Franklin Cnty KS USD #290 5.000% 09/01/40	3,000,000	3,534,000
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	269,467
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	219,664
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,098,320
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	293,348
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	289,010
Johnson & Miami Cnty KS USD #230 3.500% 09/01/30	250,000	270,440
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	307,775
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	162,213
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	259,110
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	110,618
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	110,595
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	109,814
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	229,072
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	333,939
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,144,520
Leavenworth Cnty KS USD #458 5.000% 09/01/29	500,000	601,805
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	352,758
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	109,953
Manhattan KS GO 5.000% 11/01/28	130,000	141,696
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	292,340
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	276,108
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	262,940
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	276,023
Newton KS Unlimited GO 5.000% 09/01/21	100,000	114,223
Newton KS Unlimited GO 4.750% 09/01/29	435,000	478,557
Olathe KS GO 4.000% 10/01/19	100,000	100,608
Park City KS 5.100% 12/01/20	200,000	229,390
Park City KS 5.500% 12/01/24	100,000	116,014
Park City KS 6.000% 12/01/29	500,000	588,315
City of Park City KS 5.375% 12/1/25	250,000	287,748
Salina KS GO 4.625% 10/01/27	200,000	209,290
Scott Cnty KS Ref GO 5.000% 04/01/32	500,000	617,260
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	259,497
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,307
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	109,764
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	532,569
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,209
Sedgwick Cnty Unified Sch 5.000% 09/01/24	245,000	267,256
Sedgwick Cnty Unified Sch 5.000% 09/01/24	5,000	5,447
Sedgwick Cnty KS USD #262 5.000% 09/01/35	1,000,000	1,168,200
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	816,795
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	272,763
Sedgwick Cnty Unified Sch 5.250% 09/01/19	215,000	235,597
Sedgwick Cnty Unified Sch 5.250% 09/01/19	10,000	10,959
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/34	260,000	302,955
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/34	240,000	274,142
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	576,485
Seward Cty KS USD #480 GO 5.000% 09/01/33	500,000	584,530
Seward Cty KS USD #480 GO 4.250% 09/01/39	500,000	547,325
Sherman Cnty KS USD #352 (Goodland) GO 3.000% 09/01/33	500,000	522,415
Wichita KS GO 4.500% 09/01/22	150,000	157,452
Wichita KS GO 4.750% 09/01/27	180,000	188,752
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	150,038
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	261,165
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	522,330
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	110,478
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	307,333
		28,159,993
Health Care (20.2%)
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/30	1,020,000	1,127,794
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/35	500,000	546,920
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/32	550,000	625,740
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,088,190
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	435,000	500,298
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	65,000	71,341
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	282,532
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	283,687
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	113,553
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	431,447
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	519,225
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	272,950
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,082,480
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	841,576
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	111,072
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	530,145
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	298,055
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	296,823
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	576,940
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/29	500,000	518,135
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	274,368
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	270,343
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	479,474
Univ KS Hosp Auth 5.000% 09/01/35	500,000	593,740
Univ KS Hosp Auth 5.000% 09/01/26	60,000	60,242
Univ KS Hosp Auth 5.000% 09/01/26	40,000	40,128
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	366,681
		12,203,879
Housing (0.3%)
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	170,000	170,471

Other Revenue (15.7%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	160,179
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	347,321
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	386,347
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	110,666
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,127,400
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	534,540
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	260,337
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,030
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	553,995
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	252,893
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	370,891
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	272,055
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	264,853
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	80,000	87,368
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	532,110
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	558,590
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,142,090
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	546,675
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	279,720
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	669,696
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	573,090
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	453,468
		9,504,314
Transportation (1.0%)
KS Dept of Transportation Highway Rev. 5.000% 09/01/35	250,000	312,175
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	268,912
		581,087
Utilities (10.8%)
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,218,930
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	545,515
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	830,625
Kansas Power Pool Elec Util Rev Dogwood Fac-Ser A 4.000% 12/01/31	500,000	545,255
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	305,328
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	220,390
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	546,615
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	286,480
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,450,388
Wyandotte Cnty KS Govt Util Sys Rev Impt - Ser A 5.000% 09/01/35	500,000	595,965
		6,545,491

TOTAL MUNICIPAL BONDS (COST: $54,205,350)		$58,539,191

OTHER ASSETS LESS LIABILITIES (3.2%)		1,949,700

NET ASSETS (100.0%)		$60,488,891

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of July 29, 2016.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2016

Utilities	33.3%
Education	23.2%
General Obligation	21.6%
Health Care	10.2%
Other Revenue	7.9%
Housing	1.8%
Transportation	1.3%
Cash Equivalents and Other	0.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2016

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.3%)

Education (23.2%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$402,895
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,746,600
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	213,374
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	804,465
NE St Colleges Student Fees (Wayne St College) 3.250% 07/01/36	500,000	517,805
Metropolitan Cmnty College Fort Omaha Campus Project 3.000% 03/01/36	500,000	506,935
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	287,833
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	267,787
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 07/01/35	1,500,000	1,833,630
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 05/15/35	500,000	607,815
Univ of NE Rev 5.000% 05/15/33	250,000	311,165
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	258,988
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	646,848
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	269,660
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	276,003
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	311,894
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,146,260
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	291,093
		10,701,050
General Obligation (21.6%)
Douglas Cnty NE SD #010 4.000% 12/15/34	300,000	335,835
Douglas CNTY SCH DIST #59 Bennington 3.000% 12/15/35	500,000	509,635
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	252,817
#Hall Cnty NE Arpt Auth Ser-A Amt GO 5.000% 07/15/30	410,000	457,621
#Hall Cnty NE Arpt Auth Ser-A Amt GO 5.000% 07/15/31	435,000	484,590
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	605,765
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	596,285
LaVista, NE Hwy Allocation FD 3.000% 5/01/36	600,000	603,468
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	101,645
City of Lincoln COP 4.000% 04/01/27	325,000	390,530
*Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,348,520
Omaha NE Various Purpose 4.250% 10/15/26	500,000	503,990
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	282,850
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	274,073
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	261,883
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	272,475
Papio Missouri River NE Ref-Flood Protn & Wtr Quality Enhancement 4.000% 12/15/30	1,000,000	1,073,520
Ralston NE Arena GO 4.500% 09/15/31	500,000	506,720
Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg 5.000% 12/15/35	250,000	304,635
#Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg - Gretna Public Schools 3.000% 12/15/39	500,000	493,870
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	309,345
		9,970,072
Health Care (10.2%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	272,103
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	252,778
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	561,105
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	878,761
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	458,724
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,002,930
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	291,530
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	290,610
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	290,545
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	283,985
Lincoln Cnty NE Hosp Auth #1 North Platte 4.000% 11/01/37	150,000	157,815
		4,740,886
Housing (1.8%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	280,553
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	561,105
		841,658
Other Revenue (7.9%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	871,485
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	272,345
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	170,843
NE Coop Republican Platte Enhancement Project River 3.850% 12/15/30	300,000	309,897
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	506,440
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	121,179
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,183,090
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	212,484
		3,647,763
Transportation (1.3%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	588,930

Utilities (33.3%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	1,000,000	1,163,750
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	574,130
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	564,135
#Dawson NE Pub Pwr Dist Elec Sys Rev 3.050% 06/15/36	575,000	575,978
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	303,493
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	554,095
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,179,900
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	256,043
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	321,742
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	461,360
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	272,080
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	270,588
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	850,860
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	284,950
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	216,260
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	575,595
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	114,716
NE Pub Pwr Dist Rev 5.000% 01/01/41	250,000	301,375
NE Pub Pwr Dist Rev 5.000% 01/01/28	250,000	296,515
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	591,340
Omaha NE Metro Util Wtr Dist Rev 4.375% 12/01/26	400,000	405,296
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	268,417
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	107,742
Omaha NE Pub Pwr Dist Elec Sys Rev 6.200% 02/01/17	140,000	142,735
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	309,537
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	308,887
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	615,190
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/32	250,000	303,700
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/31	445,000	548,974
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/32	400,000	448,136
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/35	365,000	406,807
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	254,780
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	254,780
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	780,000	794,648
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	220,000	224,206
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	277,210
		15,399,950

TOTAL MUNICIPAL BONDS (COST: $42,910,833)		$45,890,309

OTHER ASSETS LESS LIABILITIES (0.7%)		326,733

NET ASSETS (100.0%)		$46,217,042

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of July 29, 2016.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2016

Utilities	32.7%
Other Revenue	24.1%
Education	21.0%
Transportation	7.9%
Cash Equivalents and Other	4.9%
Health Care	4.4%
General Obligation	4.1%
Housing	0.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2016

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.1%)

Education (21.0%)
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	$140,000	$155,148
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	740,000	801,797
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	815,798
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	271,840
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	593,615
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	250,000	307,032
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	605,410
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	594,800
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	314,182
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	324,501
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	340,109
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	350,047
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,063,570
Univ of OK Rev 5.000% 07/01/37	290,000	334,579
Univ of OK Rev Gen-Ser A 5.000% 07/01/41	500,000	578,375
Univ of OK Rev Gen-Ser A 3.375% 07/01/42	435,000	454,001
Univ of OK Rev Gen-Ser C 5.000% 07/01/36	500,000	599,095
Univ of OK Rev Gen-Ser C 4.000% 07/01/40	650,000	718,263
Univ of OK Rev Gen-Ser C 5.000% 07/01/38	500,000	598,110
		9,820,272
General Obligation (4.1%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	199,217
Oklahoma City OK 5.000% 03/01/27	400,000	426,344
*Oklahoma City OK 4.000% 03/01/24	1,000,000	1,175,960
Oklahoma City OK GO 3.000% 03/01/30	100,000	103,145
		1,904,666
Health Care (4.4%)
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/25	350,000	446,281
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	306,842
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	271,107
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	280,580
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	15,000	15,370
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	485,000	492,581
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	270,090
		2,082,851
Housing (0.9%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	191,148
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	95,472
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	90,000	90,522
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 03/01/17	15,000	15,128
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	10,000	10,140
		402,410
Other Revenue (24.1%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	319,105
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	290,095
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	281,023
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	559,995
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	280,558
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	159,979
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/27	350,000	432,061
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/28	400,000	490,616
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/29	625,000	762,156
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/36	230,000	273,470
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/39	835,000	989,951
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	308,430
OK State Water Resources Loan Program Rev. 5.000% 10/01/33	500,000	615,160
Okmulgee Cnty OK Govtl Bldg Auth Sales Tax Rev 4.250% 12/01/35	500,000	548,700
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	161,518
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	558,350
Sand Springs OK Muni Auth Capital IMPT Rev 4.250% 01/01/35	250,000	275,853
Sand Springs OK Muni Auth Capital IMPT Rev 4.000% 01/01/36	500,000	535,435
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	624,602
Tulsa Cnty OK Indl Auth Cap Impts Rev 3.000% 09/01/27	245,000	255,143
Tulsa Cnty OK Pub Facs Auth Capital Impt Rev Ref 3.000% 11/01/22	500,000	543,110
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	484,235
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	263,658
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	282,615
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	414,166
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	552,565
		11,262,549
Transportation (7.9%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	261,166
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	260,510
OK St Cap Impt Auth 4.000% 10/01/24	800,000	908,528
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,129,860
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	288,135
OK St Turnpike Auth Rev 4.000% 01/01/31	500,000	545,860
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	286,365
		3,680,424
Utilities (32.7%)
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	829,013
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	543,425
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	109,999
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.000% 07/01/41	355,000	390,408
Glenpool Util Rev 5.100% 12/01/35	250,000	287,965
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,080,130
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	212,744
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,280,460
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,350,000
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	263,638
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	294,015
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	123,425
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	194,995
*OK Mun Pwr Auth Rev 5.750% 01/01/24	1,900,000	2,221,803
OK Municipal Power Auth Ref-Ser A 5.000% 01/01/38	575,000	686,239
OK Wtr Resources Brd 5.000% 04/01/28	500,000	558,695
OK Wtr Resources Brd 5.000% 04/01/32	140,000	166,516
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	171,570
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	108,347
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	885,727
Seminole OK Utilities Auth Sales Tax Rev 3.000% 09/01/24	100,000	107,470
Seminole OK Utilities Auth Sales Tax Rev 3.150% 09/01/25	380,000	410,081
Seminole OK Utilities Auth Sales Tax Rev 3.300% 09/01/26	315,000	339,523
Tulsa OK Metropolitan Util Auth Ref- Ser C 5.000% 10/01/25	500,000	647,495
		15,263,683

TOTAL MUNICIPAL BONDS (COST: $41,265,797)		$44,416,855

OTHER ASSETS LESS LIABILITIES (4.9%)		2,301,178

NET ASSETS (100.0%)		$46,718,033

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2016

General Obligation	26.8%
Health Care	19.9%
Education	17.3%
Housing	12.5%
Transportation	10.1%
Other Revenue	6.4%
Utilities	5.2%
Cash Equivalents and Other	1.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2016

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.2%)

Education (17.3%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$130,000	$143,590
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	110,187
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	790,139
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	594,100
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	302,125
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/37	185,000	194,106
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	280,125
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	309,749
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	116,352
Univ of ME Sys Rev 4.625% 03/01/29	100,000	102,446
Univ of ME Sys Rev 4.750% 03/01/37	545,000	558,734
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,093
		3,506,746
General Obligation (26.8%)
Auburn, ME GO 4.500% 09/01/22	100,000	118,203
Bangor ME 4.000% 09/01/24	155,000	165,084
Falmouth ME GO 4.250% 11/15/31	200,000	223,404
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	113,675
Gray ME Unlimited GO 4.000% 10/15/26	280,000	304,847
Gray ME Unlimited GO 4.000% 10/15/27	280,000	304,074
Lewiston ME GO 3.000% 02/15/31	185,000	196,561
State of Maine General Obligation 4.000% 06/01/20	150,000	170,946
Maine ST GO BDS 2016 B 5.000% 06/01/26	250,000	328,625
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	282,242
Portland ME 4.250% 05/01/29	150,000	162,308
Portland ME 4.125% 10/01/29	100,000	108,073
Portland ME UNLTD GO 5.000% 08/01/21	125,000	152,489
Portland ME 5.000% 08/01/22	125,000	150,499
Presque Isle ME 3.000% 12/01/37	140,000	143,987
Presque Isle ME 3.125% 12/01/39	165,000	170,153
Saco ME GO 4.000% 04/01/28	100,000	108,821
Scarborough, ME GO 4.000% 11/01/28	100,000	113,458
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	271,220
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	117,634
South Berwick ME 2.000% 10/01/25	400,000	419,568
Waterville ME GO 4.000% 07/01/25	135,000	152,732
Waterville ME GO 3.000% 04/01/25	250,000	275,550
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	121,412
Town of York ME 2.250% 10/01/32	755,000	745,019
		5,420,584
Health Care (19.9%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	50,000	58,071
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	130,000	149,764
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	10,000	11,417
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	10,000	11,711
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	190,000	204,581
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	190,000	218,540
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	15,660
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	668,255
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	127,783
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	287,073
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	277,263
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/30	500,000	588,300
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/31	500,000	585,165
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	15,000	18,718
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	235,000	289,957
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	5,000	5,201
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	230,000	237,804
ME Health & Higher Ed Facs Auth Rev E Main Healthcare - Ser A 4.000% 07/01/46	250,000	257,870
		4,013,133
Housing (12.5%)
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/29	1,000,000	1,175,930
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	45,000	47,934
ME St Hsg Auth Mtg Pur 4.000% 11/15/35	435,000	461,213
ME St Hsg Auth Mtg Pur 4.000% 11/15/30	250,000	265,207
ME St Hsg Auth Mtg Pur 3.300% 11/15/35	330,000	333,749
#ME St Hsg Auth 3.000% 11/15/36	250,000	249,415
		2,533,448
Other Revenue (6.4%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	222,568
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	135,924
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	151,709
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	125,815
Maine Municipal Bond Bank 3.000% 11/01/33	100,000	102,014
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,012
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	556,236
		1,299,278
Transportation (10.1%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,130,460
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	273,110
Portland ME Airport Rev 5.250% 01/01/35	250,000	273,605
Portland ME Airport Rev 5.000% 07/01/22	100,000	117,493
Portland ME Airport Rev 5.000% 07/01/23	100,000	119,676
Portland ME Airport Rev 5.000% 07/01/24	100,000	117,827
		2,032,171
Utilities (5.2%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	519,440
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	523,015
		1,042,455

TOTAL MUNICIPAL BONDS (COST: $18,706,499)		$19,847,815

OTHER ASSETS LESS LIABILITIES (1.8%)		365,172

NET ASSETS (100.0%)		$20,212,987

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of July 29, 2016.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2016

General Obligation	45.6%
Education	17.8%
Health Care	13.5%
Cash Equivalents and Other	10.6%
Housing	5.9%
Utilities	3.5%
Transportation	3.1%
100%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2016

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (89.4%)

Education (17.8%)
NH Health & Ed Facs Auth Rev Ref-Univ New Hampshire 5.000% 07/01/28	$175,000	$220,423
NH Health & Ed Facs Auth Rev Ref Univ Sys of NH 3.000% 07/01/37	170,000	172,222
NH Health & Ed Facs Auth Rev Ref-Univ Sys of NH 3.000% 07/01/38	115,000	115,793
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	175,000	187,320
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	75,877
*NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	202,736
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	113,661
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	112,861
		1,200,893
General Obligation (45.6%)
Concord NH GO 4.000% 07/15/24	50,000	59,989
#Concord NH Ref GO 4.000% 08/15/26	200,000	246,138
Dover NH GO Ref 5.000% 06/15/25	100,000	131,364
Dover NH GO 5.000% 06/15/39	100,000	103,257
Dover NH GO 4.000% 06/15/28	100,000	111,808
Hillsborough NH GO 4.000% 11/01/20	100,000	100,217
Hillsborough NH GO 4.000% 11/01/21	100,000	100,217
Hooksett NH Sch Dist GO 5.000% 07/15/22	100,000	122,679
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	105,287
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	105,593
Nashua NH GO 3.000% 10/1/35	175,000	183,641
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	189,291
NH St GO Cap Impt - Ser B 5.000% 12/01/28	75,000	95,342
NH St Cap Impt GO 4.750% 03/01/27	100,000	107,023
Portsmouth NH GO 3.000% 06/15/36	525,000	541,611
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	110,575
*Rochester NH GO Ser A 3.000% 03/01/32	130,000	140,430
Rochester NH GO Ser C 3.000% 10/15/35	100,000	105,622
Salem NH School District GO 5.000% 11/15/24	100,000	128,049
*Salem NH School District GO 4.000% 12/01/27	250,000	292,848
		3,080,981
Health Care (13.5%)
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	115,695
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	104,759
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	107,066
NH Health & Ed Facs Auth Rev Cheshire Med Ctr 4.000% 07/01/39	100,000	105,670
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	158,775
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	115,485
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	117,447
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	83,731
		908,628
Housing (5.9%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	70,000	71,924
NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	135,000	141,163
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	70,000	76,120
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	110,155
		399,362
Transportation (3.1%)
Manchester NH Gen Airport Rev 5.000% 01/01/23	75,000	88,806
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	121,370
		210,176
Utilities (3.5%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	118,382
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	118,369
		236,751

TOTAL MUNICIPAL BONDS (COST: $5,782,969)		$6,036,791

OTHER ASSETS LESS LIABILITIES (10.6%)		717,537

NET ASSETS (100.0%)		$6,754,328

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of July 29, 2016.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 29, 2016

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$54,205,350	$42,910,833	$41,265,797	$18,706,499	$5,782,969

Investments in securities, at fair value	$58,539,191	$45,890,309	$44,416,855	$19,847,815	$6,036,791
Cash	1,751,170	1,983,293	1,970,336	491,030	937,984
Receivable for Fund shares sold	10,000	0	556,000	8,800	0
Accrued dividends receivable	81	44	71	37	10
Accrued interest receivable	810,882	432,232	446,442	147,497	37,245
Prepaid expenses	2,136	3,667	3,234	2,016	819
Total assets	$61,113,460	$48,309,545	$47,392,938	$20,497,195	$7,012,849

LIABILITIES
Payable for securities purchased	$484,400	$2,005,098	$583,433	$250,000	$246,316
Payable for Fund shares redeemed	31,133	4,906	6,912	2,773	0
Dividends payable	38,527	30,089	30,312	7,461	2,918
Trustees' fees payable	3,482	2,613	2,615	1,106	312
Payable to affiliates	47,197	34,237	36,270	14,672	4,763
Accrued expenses	19,830	15,560	15,363	8,196	4,212
Total liabilities	$624,569	$2,092,503	$674,905	$284,208	$258,521

NET ASSETS	$60,488,891	$46,217,042	$46,718,033	$20,212,987	$6,754,328

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$56,372,453	$43,498,002	$43,923,784	$19,056,896	$6,513,377
Accumulated net realized gain (loss) on investments	(223,427)	(261,641)	(356,809)	30	(15,742)
Accumulated undistributed net investment income (loss)	6,024	1,205	0	14,745	2,871
Unrealized appreciation (depreciation) on investments	4,333,841	2,979,476	3,151,058	1,141,316	253,822

NET ASSETS	$60,488,891	$46,217,042	$46,718,033	$20,212,987	$6,754,328

Shares outstanding	5,436,053	4,270,592	3,860,797	1,787,069	609,926
Net asset value per share*	$11.13	$10.82	$12.10	$11.31	$11.07
Public offering price (sales charge of 2.50%)	$11.42	$11.10	$12.41	$11.60	$11.35

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 29, 2016

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,212,005	$1,528,010	$1,478,884	$616,022	$165,635
Dividends	1,430	1,129	761	506	279
Total investment income	$2,213,435	$1,529,139	$1,479,645	$616,528	$165,914

EXPENSES
Investment advisory fees	$291,410	$214,232	$218,519	$91,228	$26,276
Distribution (12b-1) fees	145,705	107,116	109,260	45,614	13,138
Transfer agent fees	81,595	59,985	61,185	25,544	7,357
Administrative service fees	105,528	83,918	85,119	49,477	31,291
Professional fees	15,795	12,089	12,346	6,603	3,664
Reports to shareholders	2,057	1,513	1,463	779	308
License, fees, and registrations	3,582	7,148	3,979	2,685	1,301
Audit fees	13,420	10,289	10,194	4,463	1,383
Trustees’ fees	5,181	3,817	3,873	1,621	461
Transfer agent out-of-pockets	4,978	3,418	3,266	1,576	512
Custodian fees	6,388	4,647	5,129	2,130	1,067
Legal fees	8,729	6,440	6,550	2,744	788
Insurance expense	1,444	1,011	1,038	431	128
Total expenses	$685,812	$515,623	$521,921	$234,895	$87,674
Less expenses waived or reimbursed	(114,648)	(95,728)	(93,624)	(56,087)	(36,173)
Total net expenses	$571,164	$419,895	$428,297	$178,808	$51,501

NET INVESTMENT INCOME	$1,642,271	$1,109,244	$1,051,348	$437,720	$114,413

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$39,118	$6,667	$52,357	$30	$(2,287)
Net change in unrealized appreciation (depreciation) on investments	1,334,412	1,377,841	1,655,184	536,043	145,181
Net realized and unrealized gain (loss) on investments	$1,373,530	$1,384,508	$1,707,541	$536,073	$142,894

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,015,801	$2,493,752	$2,758,889	$973,793	$257,307

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 29, 2016

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,642,271	$1,109,244	$1,051,348	$437,720	$114,413
Net realized gain (loss) from investment transactions	39,118	6,667	52,357	30	(2,287)
Net change in unrealized appreciation (depreciation) on investments	1,334,412	1,377,841	1,655,184	536,043	145,181
Net increase (decrease) in net assets resulting from operations	$3,015,801	$2,493,752	$2,758,889	$973,793	$257,307

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,641,358)	$(1,108,961)	$(1,051,277)	$(436,128)	$(112,772)
Net realized gain on investments	0	0	0	(8,442)	0
Total distributions	$(1,641,358)	$(1,108,961)	$(1,051,277)	$(444,570)	$(112,772)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$5,676,711	$6,523,495	$7,816,620	$3,302,647	$2,298,225
Proceeds from reinvested dividends	1,165,076	746,962	665,587	349,320	71,416
Cost of shares redeemed	(6,305,595)	(3,627,437)	(5,899,274)	(1,442,995)	(924,067)
Net increase (decrease) in net assets resulting from capital share transactions	$536,192	$3,643,020	$2,582,933	$2,208,972	$1,445,574

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,910,635	$5,027,811	$4,290,545	$2,738,195	$1,590,109
NET ASSETS, BEGINNING OF PERIOD	$58,578,256	41,189,231	$42,427,488	$17,474,792	$5,164,219
NET ASSETS, END OF PERIOD	$60,488,891	$46,217,042	$46,718,033	$20,212,987	$6,754,328

Accumulated undistributed net investment income	$6,024	$1,205	$0	$14,745	$2,871

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2015

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,648,160	$1,098,865	$997,811	$428,956	$106,922
Net realized gain (loss) from investment transactions	(5,419)	5,696	27,061	14,679	5,549
Net change in unrealized appreciation (depreciation) on investments	98,524	313,698	104,391	(38,419)	1,109
Net increase (decrease) in net assets resulting from operations	$1,741,265	$1,418,259	$1,129,263	$405,216	$113,580

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,647,296)	$(1,098,476)	$(997,700)	$(427,448)	$(105,037)
Total distributions	$(1,647,296)	$(1,098,476)	$(997,700)	$(427,448)	$(105,037)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$4,753,374	$4,850,261	$6,684,819	$1,283,466	$1,170,331
Proceeds from reinvested dividends	1,141,713	665,490	522,925	294,444	66,338
Cost of shares redeemed	(6,926,940)	(4,380,652)	(3,707,085)	(1,532,262)	(764,914)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,031,853)	$1,135,099	$3,500,659	$45,648	$471,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(937,884)	$1,454,882	$3,632,222	$23,416	$480,298
NET ASSETS, BEGINNING OF PERIOD	$59,516,140	$39,734,349	$38,795,266	$17,451,376	$4,683,921
NET ASSETS, END OF PERIOD	$58,578,256	$41,189,231	$42,427,488	$17,474,792	$5,164,219

Accumulated undistributed net investment income	$5,111	$2,333	$860	$13,153	$9,448

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Integrity Managed Portfolios (the “Trust”) was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund (“ME Muni Fund”) and New Hampshire Municipal Fund (“NH Muni Fund”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 29, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 29, 2016:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$58,539,191	$0	58,539,191
	Total	$0	$58,539,191	$0	$58,539,191

NE Muni Fund	Municipal Bonds	$0	$45,890,309	$0	$45,890,309
	Total	$0	$45,890,309	$0	$45,890,309

OK Muni Fund	Municipal Bonds	$0	$44,416,855	$0	$44,416,855
	Total	$0	$44,416,855	$0	$44,416,855

ME Muni Fund	Municipal Bonds	$0	$19,847,815	$0	$19,847,815
	Total	$0	$19,847,815	$0	$19,847,815

NH Muni Fund	Municipal Bonds	$0	$6,036,791	$0	$6,036,791
	Total	$0	$6,036,791	$0	$6,036,791

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the year ended July 29, 2016. There were no transfers into or out of Level 1 or Level 2 during the year ended July 29, 2016. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the year ended July 29, 2016.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 29, 2016, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$6,895,481	$7,440,614	$7,998,360	$3,367,511	$2,460,811
Sales	$7,194,855	$3,122,228	$4,512,441	$330,000	$1,167,093

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/29/16:	Fund	Fund	Fund	Fund	Fund
Shares sold	515,596	610,955	656,299	294,264	208,450
Shares issued from reinvestments	105,988	70,178	56,033	31,317	6,539
Shares redeemed	(574,747)	(340,869)	(496,094)	(129,061)	(85,209)
Net increase (decrease)	46,837	340,264	216,238	196,520	129,780

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/15:	Fund	Fund	Fund	Fund	Fund
Shares sold	434,821	462,386	572,764	116,160	108,612
Shares issued from reinvestments	104,484	63,312	44,740	26,611	6,140
Shares redeemed	(633,613)	(416,575)	(317,309)	(138,627)	(70,882)
Net increase (decrease)	(94,308)	109,123	300,195	4,144	43,870

NOTE 6: Income Tax Information

At July 29, 2016, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$54,199,325	$42,909,627	$41,265,797	$18,691,754	$5,780,099
Unrealized appreciation	$4,355,261	$2,981,039	$3,167,313	$1,166,117	$267,122
Unrealized depreciation	(15,395)	(357)	(16,255)	(10,056)	(10,430)
Net unrealized appreciation*	$4,339,866	$2,980,682	$3,151,058	$1,156,061	$256,692

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions paid or accrued were as follows:

Year Ended 7/29/16:	KS Muni Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Tax-exempt income	$1,641,358	$1,108,961	$1,051,277	$436,128	$112,772
Capital gains	$0	$0	$0	$8,442	$0

Year Ended 7/31/15:	KS Muni Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Tax-exempt income	$1,647,296	$1,098,476	$997,700	$427,448	$105,037

As of July 29, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Undistributed tax-exempt income	$38,527	$30,089	$30,312	$7,461	$2,918
Undistributed capital gain	0	0	0	30	0
Accumulated capital and other losses	(223,427)	(261,642)	(356,809)	0	(15,742)
Unrealized appreciation*	4,339,866	2,980,682	3,151,058	1,156,061	256,692
Total accumulated earnings/(deficit)	$$4,154,966	$$2,749,129	$$2,824,561	$$1,163,552	$$243,868

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the Regulated Investment Company Modernization Act of 2010 (“Act”), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds’ capital loss carryforward amounts as of July 29, 2016 are as follows:

	KS Muni Fund	NE Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2018	$-	$-	$260,308	$-
Non-expiring S-T losses	133,526	177,427	52,527	12,953
Non-expiring L-T losses	89,901	84,215	43,974	2,789
Total	$223,427	$261,642	$356,809	$15,742

For the year ended July 29, 2016, NH Muni Fund reclassified accumulated net realized loss of $529 to paid-in capital due to expired capital loss carryforward. For the year ended July 29, 2016, KS Muni Fund, NE Muni Fund, OK Muni Fund, and NH Muni Fund utilized capital loss carryforwards of $39,118, $8,077, $53,288, and $5,931, respectively. For the year ended July 29, 2016, NE Muni Fund, OK Muni Fund, and NH Muni Fund reclassified accumulated net investment income of $1,411, $931, and $8,218, respectively, to accumulated realized gain due to market discount on bonds sold.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until November 29, 2016 so that the net annual operating expenses do not exceed 0.98%. After November 29, 2016, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/29/16		Payable at 7/29/16
	Advisory Fees*	Advisory Fees Waived	Advisory Fees*
KS Muni Fund	$238,889	$52,521	$19,908
NE Muni Fund	$170,933	$43,299	$14,757
OK Muni Fund	$176,137	$42,382	$14,710
ME Muni Fund	$67,521	$23,707	$5,907
NH Muni Fund	$14,345	$11,931	$1,560

*	After waivers.

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/29/16				Payable at 7/29/16
	Sales		Distribution	Distribution	Sales		Distribution
	Charges	CDSC	Fees*	Fees Waived	Charges	CDSC	Fees*
KS Muni Fund	$96,519	$0	$119,445	$26,260	$3,379	$0	$9,954
NE Muni Fund	$101,374	$0	$85,467	$21,649	$1,341	$0	$7,378
OK Muni Fund	$118,910	$0	$88,069	$21,191	$3,410	$0	$7,355
ME Muni Fund	$45,331	$0	$33,761	$11,853	$678	$0	$2,953
NH Muni Fund	$24,166	$0	$7,172	$5,966	$267	$0	$780

*	After waivers.

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/29/16				Payable at 7/29/16
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees*	Fees Waived	Fees*	Fees Waived	Fees*	Fees*
KS Muni Fund	$70,933	$15,640	$85,301	$20,227	$6,797	$7,159
NE Muni Fund	$50,575	$12,828	$65,966	$17,952	$5,090	$5,671
OK Muni Fund	$51,886	$12,565	$67,633	$17,486	$5,133	$5,662
ME Muni Fund	$20,134	$6,986	$35,936	$13,541	$2,066	$3,068
NH Muni Fund	$4,399	$3,470	$16,485	$14,806	$580	$1,576

*	After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$10.87	$10.85	$10.56	$11.12	$10.64

Income (loss) from investment operations:
Net investment income (loss)	$0.31	$0.31	$0.32	$0.30	$0.37
Net realized and unrealized gain (loss) on investments[3]	0.26	0.02	0.29	(0.56)	0.48
Total from investment operations	$0.57	$0.33	$0.61	$(0.26)	$0.85

Distributions from net investment income	$(0.31)	$(0.31)	$(0.32)	$(0.30)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$11.13	$10.87	$10.85	$10.56	$11.12

Total Return (excludes any applicable sales charge)	5.30%	3.03%	5.81%	(2.37%)	8.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$60,489	$58,578	$59,516	$64,405	$48,093
Ratio of expenses to average net assets after waivers1,2,*	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.18%	1.16%	1.16%	1.17%	1.18%
Ratio of net investment income to average net assets1,2,*	2.81%	2.80%	2.95%	2.75%	3.36%
Portfolio turnover rate	12.10%	10.87%	6.63%	13.40%	11.46%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$10.48	$10.40	$9.99	$10.69	$10.20

Income (loss) from investment operations:
Net investment income (loss)	$0.27	$0.29	$0.29	$0.29	$0.34
Net realized and unrealized gain (loss) on investments[3]	0.34	0.08	0.41	(0.70)	0.49
Total from investment operations	$0.61	$0.37	$0.70	$(0.41)	$0.83

Distributions from net investment income	$(0.27)	$(0.29)	$(0.29)	$(0.29)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$10.82	$10.48	$10.40	$9.99	$10.69

Total Return (excludes any applicable sales charge)	5.94%	3.54%	7.14%	(3.96%)	8.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$46,217	$41,189	$39,734	$41,633	$46,038
Ratio of expenses to average net assets after waivers1,2,*	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.20%	1.19%	1.20%	1.20%	1.21%
Ratio of net investment income to average net assets[1,2]*	2.58%	2.72%	2.89%	2.72%	3.22%
Portfolio turnover rate	7.47%	11.76%	3.88%	23.65%	12.38%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$11.64	$11.60	$11.20	$11.93	$11.24

Income (loss) from investment operations:
Net investment income (loss)	$0.28	$0.29	$0.31	$0.32	$0.34
Net realized and unrealized gain (loss) on investments[3]	0.46	0.04	0.40	(0.73)	0.69
Total from investment operations	$0.74	$0.33	$0.71	$(0.41)	$1.03

Distributions from net investment income	$(0.28)	$(0.29)	$(0.31)	$(0.32)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$12.10	$11.64	$11.60	$11.20	$11.93

Total Return (excludes any applicable sales charge)	6.47%	2.82%	6.42%	(3.54%)	9.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$46,718	$42,427	$38,795	$41,551	$43,253
Ratio of expenses to average net assets after waivers1,2,*	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.19%	1.18%	1.19%	1.18%	1.19%
Ratio of net investment income to average net assets1,2,*	2.40%	2.44%	2.72%	2.70%	2.93%
Portfolio turnover rate	10.58%	14.53%	1.41%	9.54%	17.72%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$10.99	$11.00	$10.79	$11.36	$10.77

Income (loss) from investment operations:
Net investment income (loss)	$0.27	$0.27	$0.29	$0.31	$0.34
Net realized and unrealized gain (loss) on investments[3]	0.33	(0.01)	0.21	(0.57)	0.59
Total from investment operations	$0.60	$0.26	$0.50	$(0.26)	$0.93

Less Distributions:
Distributions from net investment income	$(0.27)	$(0.27)	$(0.29)	$(0.31)	$(0.34)
Distributions from net realized gains	(0.01)	0.00	0.00	0.00	0.00
Total distributions	$(0.28)	$(0.27)	$(0.29)	$(0.31)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$11.31	$10.99	$11.00	$10.79	$11.36

Total Return (excludes any applicable sales charge)	5.44%	2.37%	4.72%	(2.37%)	8.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$20,213	$17,475	$17,451	$17,702	$18,084
Ratio of expenses to average net assets after waivers1,2,*	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.29%	1.28%	1.28%	1.27%	1.29%
Ratio of net investment income to average net assets1,2,*	2.39%	2.45%	2.70%	2.76%	3.11%
Portfolio turnover rate	1.88%	16.18%	11.27%	11.52%	1.87%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$10.76	$10.74	$10.55	$11.07	$10.66

Income (loss) from investment operations:
Net investment income (loss)	$0.24	$0.24	$0.28	$0.28	$0.33
Net realized and unrealized gain (loss) on investments[3]	0.31	0.02	0.19	(0.52)	0.41
Total from investment operations	$0.55	$0.26	$0.47	$(0.24)	$0.74

Distributions from net investment income	$(0.24)	$(0.24)	$(0.28)	$(0.28)	$(0.33)

NET ASSET VALUE, END OF PERIOD	$11.07	$10.76	$10.74	$10.55	$11.07

Total Return (excludes any applicable sales charge)	5.12%	2.45%	4.53%	(2.19%)	7.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,754	$5,164	$4,684	$5,173	$4,854
Ratio of expenses to average net assets after waivers1,2,*	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.67%	1.71%	1.71%	1.67%	1.78%
Ratio of net investment income to average net assets1,2,*	2.17%	2.27%	2.68%	2.62%	3.07%
Portfolio turnover rate	23.42%	13.08%	4.85%	10.57%	13.73%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Integrity Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Integrity Managed Portfolios, comprising Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund, and Oklahoma Municipal Fund (the “Funds”) as of July 29, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 29, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Integrity Managed Portfolios as of July 29, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen & Company, Ltd.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 27, 2016

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/29/2016	7/29/2016	Period*	Ratio
Kansas Municipal Fund
Actual	$1,000.00	$1,024.15	$4.96	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95	0.98%
Nebraska Municipal Fund
Actual	$1,000.00	$1,026.82	$4.97	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95	0.98%
Oklahoma Municipal Fund
Actual	$1,000.00	$1,026.40	$4.96	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95	0.98%
Maine Municipal Fund
Actual	$1,000.00	$1,021.72	$4.95	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95	0.98%
New Hampshire Municipal Fund
Actual	$1,000.00	$1,022.44	$4.95	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95	0.98%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 180 days in one-half year period, and dividend by 360 days in the fiscal year (to reflect the one-half year period).

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees (“Board”) of the Funds consists of five Trustees (the “Trustees”). These same individuals, unless otherwise noted, also serve as Trustees for the five series of Integrity Managed Portfolios, the five series of The Integrity Funds, and the two series of Viking Mutual Funds. Four Trustees are not “interested persons” (80% of the total) as defined under the 1940 Act (the “Independent Trustees”). The remaining Trustee is “interested” (the “Interested Trustees”) by virtue of his affiliation with Viking Fund Management, LLC and its affiliates.”

For the purposes of this section, the “Fund Complex” consists of the five series of Integrity Managed Portfolios, the five series of The Integrity Funds, and the two series of Viking Mutual Funds.

Each Trustee serves a Fund until its termination; or until the Trustee’s retirement, resignation, or death; or otherwise as specified in the Funds’ organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 12 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to 2014); Director/Trustee: Integrity Fund of Funds, Inc. (2006 to 2012), The Integrity Funds and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 12 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to 2012); Director/Trustee: Integrity Fund of Funds, Inc. (1995 to 2012), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

R. James Maxson Birth date: December 12, 1947 Began serving: January 1999 Funds overseen: 12 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to present); Director/Trustee: Integrity Fund of Funds, Inc. (1999 to 2012), Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Peoples State Bank of Velva, St. Joseph’s Community Health Foundation and St. Joseph’s Foundation, Minot Community Land Trust

Wade A. Dokken Birth date: March 3, 1960 Began serving: February 2016 Funds overseen: 12 funds

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present), Trustee: Integrity Managed Portfolios (2016 to present), The Integrity Funds (2016 to present), and Viking Mutual Funds (2016 to present)

Other Directorships Held: Not Applicable

The Statement of Additional Information (“SAI”) contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Trustee, and Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 12 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Portfolio Manager (2010 to 2013): Viking Fund Management, LLC; Director and Chairman: Integrity Fund of Funds, Inc. (1994 to 2012); Trustee and Chairman: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present),  and Viking Mutual Funds (2009 to present)

Other Directorships Held: Governor: Mainstream Investors, LLC (2012)

(1)

Trustee who is an “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors the parent company of Viking Fund Management, Integrity Fund Services and Integrity Funds Distributor.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present) and Senior Portfolio Manager (1999 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President: Viking Mutual Funds (1999 to present), Integrity Fund of Funds, Inc. (2009 to 2012), The Integrity Funds (2009 to present), and Integrity Managed Portfolios (2009 to present)

Other Directorships Held: Minot Chamber of Commerce

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President (1994 to 2012):  Integrity Fund of Funds, Inc.; Vice President: Integrity Managed Portfolios (1996 to present); The Integrity Funds (2003 to present); and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accounting Manager (2008 to present) and Chief Operating Officer (2013 to present): Integrity Fund Services, LLC; Treasurer: Integrity Fund of Funds, Inc. (2008 to 2012), Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Fund of Funds, Inc. (2005 to 2012), Integrity Managed Portfolios and The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary (2009 to 2012): Integrity Fund of Funds, Inc.; Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, and Viking Mutual Funds

Other Directorships Held: Not applicable

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 12/2012

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	•	Social Security number, name, address

	•	Account balance, transaction history, account transactions

	•	Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?

For our everyday business purposes—	Yes	No
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

For our marketing purposes—	Yes	No
to offer our products and services to you

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes—	Yes	No
information about your transactions and experiences

For our affiliates’ everyday business purposes—	No	We don’t share
information about your creditworthiness

For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are

Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do

How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

	•	train employees on privacy, information security and protection of client information.

	•	limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?	We collect your personal information, for example, when you:

	•	open an account or seek financial or tax advice

	•	provide account information or give us your contact information

	•	make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:

	•	sharing for affiliates’ everyday business purposes—information about your creditworthiness

	•	affiliates from using your information to market to you

	•	sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies

	•	The Integrity Funds

	•	Viking Mutual Funds

	•	Integrity Managed Portfolios

	•	Corridor Investors, LLC

	•	Viking Fund Management, LLC

	•	Integrity Funds Distributor, LLC

	•	Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

Integrity Viking Funds does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.

Integrity Viking Funds doesn’t jointly market.

Integrity Viking Funds includes:

•	The Integrity Funds

•	Viking Mutual Funds

•	Integrity Managed Portfolios

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

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Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity Growth & Income Fund

Williston Basin/Mid-North America Stock Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota

Viking Tax-Free Fund for Montana

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. (“Cohen”), the principal accountants for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $39,750 for the year ended July 29, 2016 and $39,750 for the year ended July 31, 2015.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were$0 for the year ended July 29, 2016 and $0 for the year ended July 31, 2015.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $12,500 for the year ended July 29, 2016 and $12,500 for the year ended July 31, 2015. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The registrant’s auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

October 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

October 3, 2016

By: /s/ Adam Forthun
Adam Forthun
Treasurer

October 3, 2016